Deposits	12 Months Ended
Mar. 31, 2019
Banking and Thrift [Abstract]
Deposits

17. Deposits

Deposits at March 31, 2018 and 2019 consist of the following:

	Millions of yen
	2018	2019
Time deposits	¥1,334,290	¥1,409,158
Other deposits	423,172	518,583

Total	¥1,757,462	¥1,927,741

The balances of time deposits and certificates of deposit issued in amounts of ¥10 million or more were ¥880,725 million and ¥952,970 million at March 31, 2018 and 2019, respectively.

The maturity schedule of time deposits at March 31, 2019 is as follows:

Years ending March 31,	Millions of yen
2020	¥761,825
2021	407,053
2022	109,011
2023	63,274
2024	67,995
Thereafter	0

Total	¥1,409,158